GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill

	Residential	Business	Wholesale	Total
	CHF in millions
Cost:
January 1, 2023	4,580.7	1,098.3	327.3	6,006.3
Additions from business combinations	6.4	—	—	6.4
December 31, 2023	4,587.1	1,098.3	327.3	6,012.7
Additions from business combinations	—	—	—	—
December 31, 2024	4,587.1	1,098.3	327.3	6,012.7

	Residential	Business	Wholesale	Total
	CHF in millions
Goodwill, net:
Net carrying amount at 31 December 2023	4,587.1	1,098.3	327.3	6,012.7
Net carrying amount at 31 December 2024	4,587.1	1,098.3	327.3	6,012.7

Key Assumptions Used in Goodwill Impairment Calculations	The recoverable amount of all CGUs has been determined based on its value-in-use using a discounted cash flow (DCF) method. The key assumptions used are listed below:
Key assumptions used in value in use calculations

	2024	2023

Long-term growth rate	—%	0.6%
WACC (pre-tax)	5.3%	7.0%